PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

10.PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Buildings	798,097	823,243	117,722
Medical equipment	865,416	877,850	125,531
Electronic and office equipment	55,202	49,128	7,025
Motor vehicles	2,649	2,754	394
Leasehold improvement and building improvements	77,683	77,894	11,139
Construction in progress	2,307,336	2,392,265	342,089
Total	4,106,383	4,223,134	603,900
Less: accumulated depreciation	(394,273)	(490,684)	(70,167)
Impairment charges	(7,785)	(7,785)	(1,113)
	3,704,325	3,724,665	532,620

Depreciation expenses were RMB82,124, RMB84,775and RMB103,508 (US$14,801) for the years ended December 31, 2023, 2024 and 2025, respectively. Impairment loss of RMB nil, nil and nil were recognized for network operating segment and impairment loss of nil, nil and nil for hospital operating segment for the years ended December 31, 2023, 2024 and 2025, respectively.

For the years ended December 31, 2023, 2024 and 2025, impairment of RMB7,138, RMB1,225 and nil was written off for network operating segment upon the disposal of medical equipment and construction project. Impairment of nil, nil and nil was written off for hospital operating segment upon the termination of construction project.

The Group held equipment under operating lease contracts with customers with an original cost of RMB111,017 and RMB89,780 (US$12,300) and accumulated depreciation of RMB92,448 and RMB63,400 (US$8,686), as of December 31, 2024 and 2025, respectively.

The total net book value of the Group’s property, plant and equipment pledged as collateral for other borrowings as of December 31, 2024 and 2025 was RMB576,261 and RMB526,693 (US$75,316) (note 19), respectively.

The total net book value of the Group’s construction in progress pledged to secure bank and other borrowings as of December 31, 2024 and 2025 was RMB1,814,768 and RMB1,991,611 (US$284,797) (note 19), respectively.